8. INVESTMENTS (Details Narrative) - BRL (R$) R$ in Thousands						1 Months Ended	12 Months Ended
		Nov. 29, 2019	May 31, 2019	May 13, 2019	Feb. 28, 2018	Nov. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 29, 2018
InvestmentsLineItems [Line Items]
Expenses							R$ 1,466,219
Percent of total shares							100.00%	100.00%
Fair value of investment properties							R$ 1,700
Panatlantica S. A. ("Panatlantica") [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation							11.31%	11.33%
Heartland Steel Processing, LLC [Member]
InvestmentsLineItems [Line Items]
Transaction price										R$ 400,000
Ita Energetica [Member] | Joint Operation [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation							48.75%	48.75%
Class B Preferred Shares [Member]
InvestmentsLineItems [Line Items]
Transfer of shares			501,789
Class B Preferred Shares [Member] | Northeast Investment Fund - FINOR [Member]
InvestmentsLineItems [Line Items]
Transfer of shares			1,677,816
Preferred Shares (USIM5) [Member]
InvestmentsLineItems [Line Items]
Number of preferred shares issued					3,136,100
Number of preferred shares issued, value					R$ 39,377
Common Shares [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation							15.19%
Preferred Shares [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation								20.29%
FTL - Ferrovia Transnordestina Logistica S.A. ("FTL") [Member]
InvestmentsLineItems [Line Items]
Change in equity of subsidiaries				R$ 27,670
Percentage of ownership interesr previously held				91.69%
Percentage of ownership interest				92.38%
loss from acquisition of ownership interest				R$ 293
Csn Mineracao S.A. ("CSN Mineracao") [Member]
InvestmentsLineItems [Line Items]
Percentage of ownership interest						87.52%	17.92%
Transnordestina Logistica S.A [Member]
InvestmentsLineItems [Line Items]
Loss from joint venture							R$ 659,105	R$ 387,989
Number of shares acquire									2,912,997
Number of shares acquire, value									R$ 153,253
Percentage of diluted shares									46.30%
Gain on diluted shares									R$ 2,814
Percent of total shares							92.60%
Percent of voting capital							47.26%
CBSI - Companhia Brasileira De Servicos De Infraestrutura [Member]
InvestmentsLineItems [Line Items]
Percentage of ownership interesr previously held		50.00%
Percentage of ownership interest		100.00%
Amount paid on the acquisition of CBSI	[1]	R$ 24,000
Number of shares acquire		1,875,146
Consorcio Da Usina Hidreletrica De Igarapava [Member]
InvestmentsLineItems [Line Items]
Property, plant and equipment							R$ 22,441	23,596
Expenses							R$ 6,497	R$ 582
Joint Venture [Member] | MRS Logistica [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation							34.94%	34.94%
Joint Venture [Member] | Transnordestina Logistica [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation							47.26%	46.30%
Joint Venture [Member] | CBSI [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation							50.00%	50.00%

[1]	Total amount paid for another 50% of the CBSI company.